UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

BearlyBullish Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.5%
	BASIC MATERIALS – 5.7%
34,397	Alcoa, Inc.	$543,129
2,184	CF Industries Holdings, Inc.	595,227
4,325	Praxair, Inc.	560,347
		1,698,703
	COMMUNICATIONS – 2.5%
978	Google, Inc. - Class A*	518,985
6,532	Twitter, Inc.*	234,303
		753,288
	CONSUMER, CYCLICAL – 13.6%
19,662	General Motors Co.	686,400
18,872	Leggett & Platt, Inc.	804,136
3,900	Mohawk Industries, Inc.*	605,904
8,740	VF Corp.	654,626
3,754	Whirlpool Corp.	727,300
7,691	Williams-Sonoma, Inc.	582,055
		4,060,421
	CONSUMER, NON-CYCLICAL – 18.8%
4,000	Agios Pharmaceuticals, Inc.*	448,160
7,281	AmerisourceBergen Corp.	656,455
6,600	Constellation Brands, Inc. - Class A*	647,922
9,221	Eli Lilly & Co.	636,157
4,636	Humana, Inc.	665,869
7,430	MasterCard, Inc. - Class A	640,169
40,000	Merrimack Pharmaceuticals, Inc.*	452,000
10,000	Quintiles Transnational Holdings, Inc.*	588,700
17,368	Whole Foods Market, Inc.	875,694
		5,611,126
	ENERGY – 15.9%
7,811	Cameron International Corp.*	390,160
4,000	Chevron Corp.	448,720
7,677	Devon Energy Corp.	469,909
6,304	EOG Resources, Inc.	580,409
6,706	Helmerich & Payne, Inc.	452,119
6,659	National Oilwell Varco, Inc.	436,364
3,311	Pioneer Natural Resources Co.	492,842
11,190	Schlumberger Ltd.[1]	955,738
10,000	SolarCity Corp.*	534,800
		4,761,061
	FINANCIAL – 22.3%
6,412	American Express Co.	596,572

BearlyBullish Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
26,515	American International Group, Inc.	$1,485,105
88,370	Bank of America Corp.	1,580,939
12,000	Citigroup, Inc.	649,320
9,701	JPMorgan Chase & Co.	607,089
16,661	Synchrony Financial*	495,665
6,103	Travelers Cos., Inc.	646,003
11,117	Wells Fargo & Co.	609,434
		6,670,127
	INDUSTRIAL – 11.5%
3,800	FedEx Corp.	659,908
7,512	Flowserve Corp.	449,443
13,183	Fortune Brands Home & Security, Inc.	596,794
6,014	Honeywell International, Inc.	600,919
3,669	Snap-on, Inc.	501,699
14,813	Textron, Inc.	623,776
		3,432,539
	TECHNOLOGY – 8.2%
12,994	Apple, Inc.	1,434,277
29,600	NVIDIA Corp.	593,480
5,472	QUALCOMM, Inc.	406,734
		2,434,491
	TOTAL COMMON STOCKS (Cost $23,315,267)	29,421,756

	SHORT-TERM INVESTMENTS – 1.6%
490,715	Fidelity Institutional Money Market Fund, 0.07%[2]	490,715
	TOTAL SHORT-TERM INVESTMENTS (Cost $490,715)	490,715

	TOTAL INVESTMENTS – 100.1% (Cost $23,805,982)	29,912,471
	Liabilities in Excess of Other Assets – (0.1)%	(31,515)

	TOTAL NET ASSETS – 100.0%	$29,880,956

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Note 1 – Organization
BearlyBullish Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term capital appreciation. The Fund is authorized to issue two classes of shares: Investor Class and Institutional Class. The Fund’s Investor Class commenced investment operations on June 15, 2011. As of December 31, 2014, the Fund’s Institutional Class is not available for investment.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Tax Information
At December 31, 2014, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2014 (Unaudited)

Cost of investments	$23,841,485

Gross unrealized appreciation	$7,013,169
Gross unrealized depreciation	(942,183)

Net unrealized appreciation on investments	$6,070,986

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments, at Value:
Common Stocks*	$29,421,756	$-	$-	$29,421,756
Short-Term Investments	490,715			490,715
Total Investments, at Value	$29,912,471	$-	$-	$29,912,471

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	2/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	2/27/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	2/27/15